Summary of Significant Accounting Policies - Schedule of Translation of Amounts from Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vietnam Dong [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	26,291	25,488
Exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	26,004	25,056	24,270
Renminbi [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	6.9956	7.2985
Exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	7.1876	7.1887